NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2014
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2014	995,202	$4.52
Granted	2,800,300	$2.54
Forfeited	(601,155)	$3.47
Vested	(611,010)	$3.88
Outstanding at December 31, 2014	2,583,337	$2.58

Schedule of share-based compensation expenses
	Year ended December 31,
	2012	2013	2014

Fulfillment	$10	$9	$46
Selling and marketing	117	134	231
General and administrative	2,568	4,175	2,241
Total	$2,695	$4,318	$2,518